Financial Risk Management - Interest Rates Used by the Group for the Fair Value Measurement (Detail)	12 Months Ended
Dec. 31, 2019
Derivatives hedging instrument [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	1.68%
Derivatives hedging instrument [member] | Top of range [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	1.89%
Borrowings and debentures [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	1.65%
Borrowings and debentures [member] | Top of range [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	2.41%
Long-term payables - other [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	1.59%
Long-term payables - other [member] | Top of range [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	1.90%